Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Composition of Property, Plant and Equipment

The composition of property, plant and equipment is as follows:

	December 31,
	2025	2024
Cost:
Laboratory equipment	$2,169	$2,150
Computers and Cars	289	284
Office, furniture and equipment	41	41
Leasehold improvements	3,723	3,723
Manufacturing plant *	7,447	7,447

	13,669	13,645

Less - accumulated depreciation	(5,876)	(4,456)

Property and equipment, net	$7,793	$9,189
*	Validation process of the Manufacturing plant was finalized in April 2024. (Refer to note 2.h)